Condensed Consolidated Statements of Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Series A Redeemable Convertible Preferred Stock	Redeemable Common Stock
Balance at May. 02, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, Shares at May. 02, 2018		0
Issuance of common stock, Shares		26
Net loss	(10)			(10)
Balance at Jun. 30, 2018	(10)			(10)
Balance, Shares at Jun. 30, 2018		26
Balance at May. 02, 2018	0	$ 0	0	0	0
Balance, Shares at May. 02, 2018		0
Net loss	(77)
Balance at Sep. 30, 2018	(76)	$ 1		(77)
Balance, Shares at Sep. 30, 2018		812,500
Balance at May. 02, 2018	0	$ 0	0	0	0
Balance, Shares at May. 02, 2018		0
Issuance of common stock	1	$ 1
Issuance of common stock, Shares		625,000
Restricted common stock vested in the period		11,719
Issuance of Series A redeemable convertible preferred stock, net of issuance costs						$ 59,785
Issuance of Series A redeemable convertible preferred stock, net of issuance costs, Shares						59,844,699
Shares issued in connection with asset acquisition							$ 6,990
Shares issued in connection with asset acquisition, Shares							1,859,151
Conversion of convertible notes and accrued interest to preferred stock						$ 64
Conversion of convertible notes and accrued interest to preferred stock, Shares						63,585
Stock-based compensation	34		34
Net loss	(17,348)			(17,348)
Balance at Dec. 31, 2018						$ 59,849	$ 6,990
Balance, Shares at Dec. 31, 2018						59,908,284	1,859,151
Balance at Dec. 31, 2018	(17,313)	$ 1	34	(17,348)
Balance, Shares at Dec. 31, 2018		636,719
Balance at Jun. 30, 2018	(10)			(10)
Balance, Shares at Jun. 30, 2018		26
Issuance of common stock	1	$ 1
Issuance of common stock, Shares		812,474
Net loss	(67)			(67)
Balance at Sep. 30, 2018	(76)	$ 1		(77)
Balance, Shares at Sep. 30, 2018		812,500
Balance at Dec. 31, 2018	(17,313)	$ 1	34	(17,348)
Balance, Shares at Dec. 31, 2018		636,719
Restricted common stock vested in the period		35,156
Stock-based compensation	218		218
Net loss	(5,957)			(5,957)
Balance at Mar. 31, 2019						$ 59,849	$ 6,990
Balance, Shares at Mar. 31, 2019						59,908,284	1,859,151
Balance at Mar. 31, 2019	(23,052)	$ 1	252	(23,305)
Balance, Shares at Mar. 31, 2019		671,875
Balance at Dec. 31, 2018						$ 59,849	$ 6,990
Balance, Shares at Dec. 31, 2018						59,908,284	1,859,151
Balance at Dec. 31, 2018	(17,313)	$ 1	34	(17,348)
Balance, Shares at Dec. 31, 2018		636,719
Net loss	(34,601)
Balance at Sep. 30, 2019						$ 0	$ 0
Balance, Shares at Sep. 30, 2019						0	0
Balance at Sep. 30, 2019	146,203	$ 2	198,052	(51,949)	98
Balance, Shares at Sep. 30, 2019		22,566,940
Balance at Mar. 31, 2019						$ 59,849	$ 6,990
Balance, Shares at Mar. 31, 2019						59,908,284	1,859,151
Balance at Mar. 31, 2019	(23,052)	$ 1	252	(23,305)
Balance, Shares at Mar. 31, 2019		671,875
Restricted common stock vested in the period		33,398
Issuance of Series A redeemable convertible preferred stock, net of issuance costs						$ 59,977
Issuance of Series A redeemable convertible preferred stock, net of issuance costs, Shares						59,844,699
Stock-based compensation	1,641		1,641
Net loss	(13,557)			(13,557)
Other comprehensive income	28				28
Balance at Jun. 30, 2019						$ 119,826	$ 6,990
Balance, Shares at Jun. 30, 2019						119,752,983	1,859,151
Balance at Jun. 30, 2019	(34,940)	$ 1	1,893	(36,862)	28
Balance, Shares at Jun. 30, 2019		705,273
Conversion of Series A redeemable convertible preferred stock into common stock on initial public offering	119,826	$ 1	119,825			$ (119,826)
Conversion of Series A redeemable convertible preferred stock into common stock on initial public offering, Shares		14,969,118				(119,752,983)
Reclassification of redeemable common stock into common stock on initial public offering	6,990		6,990				$ (6,990)
Reclassification of redeemable common stock into common stock on initial public offering, Shares		1,859,151					(1,859,151)
Issuance of common stock	67,200		67,200
Issuance of common stock, Shares		5,000,000
Restricted common stock vested in the period		33,398
Stock-based compensation	2,144		2,144
Net loss	(15,087)			(15,087)
Other comprehensive income	70				70
Balance at Sep. 30, 2019						$ 0	$ 0
Balance, Shares at Sep. 30, 2019						0	0
Balance at Sep. 30, 2019	$ 146,203	$ 2	$ 198,052	$ (51,949)	$ 98
Balance, Shares at Sep. 30, 2019		22,566,940